Fair Value Measurements - Additional Information (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 13, 2022	Jul. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities, measurements transfers between levels		$ 0		$ 0
Equity value, FV-NI				100.00%
Preferred stock, shares outstanding				0
Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement discount rate				21.70%
Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value adjustment		2,300,000	$ 0	$ 500,000	$ 0
November 2022 Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value adjustment		300,000	$ 20,000.00	$ 100,000	$ 5,200,000
Conversion of Common Stock, Shares	565,144
Convertible notes converted into preferred stock				100,000	50,000.00
Convertible Debt				$ 5,900,000	$ 12,000,000
November 2022 Convertible Notes [Member] | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument measurement discount rate				20.36%
November 2022 Convertible Notes [Member] | Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, warrant						92,296
Simple Agreements for Future Equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value adjustments of simple agreements for future equity					$ 300,000
Convertible notes converted into preferred stock							20,000.00
Preferred stock, shares outstanding				0	0
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure		0		$ 0	$ 0
Liabilities, fair value disclosure		$ 0			$ 0